Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Brokered deposit	$ 2,800,000,000	$ 3,400,000,000
Deposit Liabilities Reclassified As Loans Receivable	$ 17,000,000	$ 13,000,000